BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
Schedule of bank borrowings
in millions of $	As of December 31,
	2014	2015

Total borrowings	285.8	970.2

Comprised of:
Short-term bank borrowings	1.1	255.6
Long-term bank borrowings, current portion	0.3	160.4
Malaysian Government Loan, current portion	0.9	0.7
	2.3	416.7

Long-term bank borrowings, non-current portion	118.2	429.2
Malaysian Government Loan, non-current portion	165.3	124.3
	283.5	553.5

	285.8	970.2

Schedule of bank borrowings which were secured/guaranteed
Amount	Secured/guaranteed by
in millions of $

604.2	Guaranteed by Hanwha Chemical
54.5	Guaranteed by the Company and other subsidiaries of the Group
39.2	Jointly guaranteed by (i) Hanwha Chemical, and (ii) the Company and other subsidiaries of the Group
38.2	Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's buildings, plant and machinery and land use rights with net book value of $16.3 million, $19.5 million and $8.3 million, respectively
36.0	Guaranteed by the Group's plant and machinery with net book value of $26.9 million.
24.9	Guaranteed by the Group's buildings and land use rights with net book value of $3.5 million and $1.7 million, respectively
24.0	Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value of $13.2 million and $3.7 million, respectively
15.6	Guaranteed by the Group's buildings and land use rights with net book value of $20.3 million and $8.6 million, respectively
8.6	Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's land use rights with net book value of $11.4 million

845.2

Schedule of maturities of long-term bank borrowings
in millions of $	As of December 31, 2015

2016	160.4
2017	197.6
2018	221.6
2019	10.0

589.6